Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation have been included. Operating results for the three and nine months ended September 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014. These condensed financial statements should be read in conjunction with the financial statements for the year ended December 31, 2013 and related notes thereto included elsewhere in the prospectus of which these financial statements are a part.

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

Reclassification, Policy [Policy Text Block]

Reclassification

Certain amounts within the fiscal year 2013 consolidated financial statements have been reclassified in order to conform to the fiscal year 2014 presentation. These reclassification had no impact on previously reported results of operations or stockholder’s equity.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the condensed financial statements as well as the reported expenses during the reporting periods.
The Company’s significant estimates and assumptions include the valuation of the Company’s common stock, the valuation of stock-based compensation instruments and the valuation of derivative financial instruments, the amortization of deferred financing costs and the useful lives of long-lived assets, and income tax expense. Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates. Although the Company believes that its estimates and assumptions are reasonable, they are based upon information available at the time the estimates and assumptions were made. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the financial statements as well as the reported expenses during the reporting periods.
The Company’s significant estimates and assumptions include the valuation of the Company’s common stock and the valuation of derivative financial instruments, the amortization of deferred financing costs, the amortization and recoverability of capitalized patent costs and useful lives of long-lived assets, and income tax expense, some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates. Although the Company believes that its estimates and assumptions are reasonable, they are based upon information available at the time the estimates and assumptions were made. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Company maintains cash in bank accounts, consisting solely of deposits held at major banks, which, at times, may exceed federally insured limits. Cash equivalents include investments in open ended money market accounts held at the same major banks. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and has determined the credit exposure to be negligible.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost net of accumulated depreciation, which is recorded using the straight line method at rates sufficient to charge the cost of depreciable assets to operations over their estimated useful lives, which range from 3 to 7 years. Maintenance and repairs are charged to operations as incurred.

Deferred Charges, Policy [Policy Text Block]

Deferred Offering Costs

Deferred offering costs consist principally of legal, accounting and other fees incurred through the balance sheet date that are directly related to the Company’s IPO and that will be charged to stockholders’ equity upon the receipt of the capital raised.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Trademarks

Legal and filing fees incurred in connection with the registration of trademarks are capitalized.

Research and Development Expense, Policy [Policy Text Block]

Research and Development

Research and development expenses are charged to operations as incurred. For internally developed patents, all costs incurred to the point when a patent application is to be filed are expensed as incurred as research and development expense. Patent application costs, generally legal costs, are expensed as research and development costs until such time as the future economic benefits of such patents become more certain. The Company incurred research and development costs of $3,699,057 and $583,524 for the three months ended September 30, 2014 and 2013, respectively, and $6,184,762 and $1,019,950 for the nine months ended September 30, 2014 and 2013, respectively.

Research and Development

Research and development expenses are charged to operations as incurred. For internally developed patents, all costs incurred to the point when a patent application is to be filed are expended as incurred as research and development expense. Patent application costs, generally legal costs, are expensed as research and development costs until such time as the future economic benefits of such patents become more certain. The Company incurred research and development costs of $2,109,890, $17,103 and $2,126,993 for the year ended December 31, 2013, for the period October 30, 2012 (inception) through December 31, 2012 and during the period from October 31, 2012 (inception) through December 31, 2013, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-lived Assets

The Company reviews for the impairment of long-lived assets, including trademarks, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. Included in general and administrative expenses for the write off of an abandoned trademark is $4,725, $0 and $4,725 for the year ended December 31, 2013, for the period October 30, 2012 (inception) through December 31, 2012 and during the period from October 31, 2012 (inception) through December 31, 2013, respectively.

Income Tax, Policy [Policy Text Block]

Income Taxes

Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. As of September 30, 2014, no liability for unrecognized tax benefits was required to be reported. The guidance also discusses the classification of related interest and penalties on income taxes. The Company’s policy is to record interest and penalties on uncertain tax positions as a component of income tax expense. No interest or penalties were recorded during the three and nine months ended September 30, 2014 and 2013.

Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of items that have been included or excluded in the financial statements or tax returns. Deferred tax assets and liabilities are determined on the basis of the difference between the tax basis of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse.
For the year ended December 31, 2013 and for the period October 30, 2012 (inception) through December 31, 2012, the Company had approximately $2,108,000 and $17,000, respectively, of research and development expenses capitalized for federal income tax purposes, with amortization commencing upon the Company receiving an economic benefit from the related research. For the period October 30, 2012 (inception) through December 31, 2012, $4,000 of organization costs were capitalized and will be amortized for federal income tax purposes over 15 years. Accordingly, as of December 31, 2013, the Company had approximately $2,263,391 gross federal and state net operating loss carryovers (“NOLs”). For the year ended December 31, 2013 and for the period October 30, 2012 (inception) through December 31, 2012, the deferred tax assets in connection with the net operating loss carryover, the research and development costs and the organizational costs were fully reserved, and the Company’s effective tax rate was 0%.
In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the future generation of taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and taxing strategies in making this assessment. Based on this assessment, management has established a full valuation allowance against all of the net deferred tax assets for each period, since it is more likely than not that all of the deferred tax assets will not be realized.
Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. As of December 31, 2013, no liability for unrecognized tax benefits was required to be reported. The guidance also discusses the classification of related interest and penalties on income taxes. The Company’s policy is to record interest and penalties on uncertain tax positions as a component of income tax expense. No interest or penalties were recorded for the year ended December 31, 2013 or for the period October 30, 2012 (inception) through December 31, 2012.

Earnings Per Share, Policy [Policy Text Block]

Net Income (Loss) Per Common Share

Basic net income (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options and warrants (using the treasury stock method), the vesting of restricted stock units (“RSUs”), the exercise and/or conversion of the Company’s convertible notes (using the if-converted method). The computation of diluted loss per share excludes potentially dilutive securities of 3,060,301 and 3,210,126 for the three months ended September 30, 2014 and 2013, respectively, and 3,060,301 and 3,210,126 for the nine months ended September 30, 2014 and 2013, respectively, because their inclusion would be antidilutive.
Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net income (loss) per share because the effect of their inclusion would have been anti-dilutive.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2014	2013	2014	2013
Convertible Notes – principal	—	2,650,858	—	2,650,858
Convertible Notes – accrued interest	—	60,135	—	60,135
Consulting Warrant to purchase common stock	278,228	278,228	278,228	278,228
Financing Warrant to purchase common stock	152,778	220,905	152,778	220,905
IPO Warrants to purchase common stock	460,000	—	460,000	—
IR Consulting Warrant	36,000	—	36,000	—
Options to purchase common stock	1,671,235	—	1,671,235	—
RSUs	462,060	—	462,060	—
Total potentially dilutive securities	3,060,301	3,210,126	3,060,301	3,210,126

Net Loss Per Common Share

Basic net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share are computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of the conversion of the Company’s convertible notes and warrants (using the if-converted method). The computation of basic loss per share for the year ended December 31, 2013 and for the period October 30, 2012 (inception) through December 31, 2012 excludes potentially dilutive securities of 3,525,907 and 0, respectively, because their inclusion would be antidilutive. As a result, the computations of net loss per share for each period presented is the same for both basic and fully diluted.
Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	For the Year Ended December 31, 2013	For the Period October 30, 2012 (Inception) Through December 31, 2012
Convertible Notes – principal	2,650,858	—
Convertible Notes – accrued interest	100,227	—
Consulting Warrant to purchase common stock	278,228	—
Financing Warrant to purchase common stock	220,905	—
Options to purchase common stock	275,689	—
Total potentially dilutive securities	3,525,907	—

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurements

The carrying amounts of cash and cash equivalents, accounts payable and accrued expenses, approximate fair value due to the short-term nature of these instruments. Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:
Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2
Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly.

Level 3	Significant unobservable inputs that cannot be corroborated by market data.
The assets or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The following table provides a summary of the liabilities that are measured at fair value on a recurring basis.

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liabilities:
December 31, 2013:
Conversion Feature	$5,573,000	$—	$—	$5,573,000
Financing Warrant	175,000	—	—	175,000
Consulting Warrant	529,000	—	—	529,000
Total	$6,277,000	$—	$—	$6,277,000
As of September 30, 2014, the Company no longer had financial instruments which were derivative liabilities.
The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

For the Nine Months Ended September 30, 2014
Beginning balance	$6,277,000
Change in fair value of conversion feature and warrants	26,265,177
Extinguishment of derivative liability upon conversion of Convertible Notes	(26,790,177)
Extinguishment of derivative liability upon modification of Financing Warrant	(1,733,000)
Extinguishment of derivative liability upon modification of Consulting Warrant	(4,019,000)
Ending balance	$—
The conversion feature of the Convertible Notes immediately prior to conversion was measured at fair value using a Monte Carlo simulation (which also represented the intrinsic value of the conversion feature) and was classified within Level 3 of the valuation hierarchy. The warrant liabilities for the Financing Warrant and the Consulting Warrant, immediately prior to modification were measured at fair value using a Monte Carlo simulation and were classified within Level 3 of the valuation hierarchy. The significant assumptions and valuation methods that the Company used to determine fair value and the change in fair value of the Company’s derivative financial instruments are discussed in Note 6 — Private Placement.
Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the derivative liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s Interim Chief Financial Officer determined its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Interim Chief Financial Officer with support from the Company’s consultants and which are approved by the Interim Chief Financial Officer.
Level 3 financial liabilities consist of the derivative liabilities for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.
The Company used a Monte Carlo model to value Level 3 financial liabilities at inception and on subsequent valuation dates, except that the conversion feature of the convertible notes immediately prior to conversion was valued at intrinsic value. This simulation incorporates transaction details such as the Company’s stock price, contractual terms, maturity, risk free rates, as well as, volatility. The Company also used a binomial simulation and Black-Scholes economic model as supplemental valuation tools in order to validate the reasonableness of the results of the Monte Carlo simulation when measuring the Financing Warrant and the Consulting Warrant.
A significant increase in the volatility or a significant increase in the Company’s stock price, in isolation, would result in a significantly higher fair value measurement. Changes in the values of the derivative liabilities were recorded in Change in Fair Value of Derivative Liabilities within Other Expense (Income) on the Company’s Statements of Operations.
As of September 30, 2014, there were no transfers in or out of level 3 from other levels in the fair value hierarchy.
In accordance with the provisions of ASC 815, the Company presented the conversion feature and warrant liabilities at fair value on its balance sheet, with the corresponding changes in fair value recorded in the Company’s statement of operations for the applicable reporting periods.
Management determined that the results of its valuations are reasonable.

Fair Value Measurements

The carrying amounts of cash and cash equivalents, accounts payable and accrued expenses, approximate fair value due to the short-term nature of these instruments.
Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:
Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2
Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly.

Level 3	Significant unobservable inputs that cannot be corroborated by market data.
The assets or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The following table provides a summary of the assets that are measured at fair value on a recurring basis:

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liabilities:
December 31, 2012	$—	$—	$—	$—
December 31, 2013:
Conversion Feature	$5,573,000	$—	$—	$5,573,000
Financing Warrant	175,000	—	—	175,000
Consulting Warrant	529,000	—	—	529,000
Total	$6,277,000	$—	$—	$6,277,000
The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

	For the Year Ended December 31, 2013	For the Period October 30, 2012 (inception) Through December 31, 2012
Beginning balance	$—	$—
Aggregate fair value of conversion feature and warrants upon issuance	6,100,000	—
Change in fair value of conversion feature and warrants	177,000	—
Ending balance	$6,277,000	$—
The conversion feature of the Convertible Notes was measured at fair value using a Monte Carlo simulation and is classified within Level 3 of the valuation hierarchy. The warrant liabilities for the Financing Warrant and the Consulting Warrant were measured at fair value using a Monte Carlo simulation and are classified within Level 3 of the valuation hierarchy. The significant assumptions and valuation methods that the Company used to determine fair value and the change in fair value of the Company’s derivative financial instruments are discussed in Note 7 — Private Placement.
Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the derivate liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s Chief Financial Officer determined its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Chief Financial Officer with support from the Company’s consultants and which are approved by the Chief Financial Officer.
Level 3 financial liabilities consist of the derivative liabilities for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.
The Company uses a Monte Carlo model to value Level 3 financial liabilities at inception and on subsequent valuation dates. This simulation incorporates transaction details such as the Company’s stock price, contractual terms, maturity, risk free rates, as well as, volatility. The Company also used a binomial simulation and Black-Scholes economic model as supplemental valuation tools in order to validate the reasonableness of the results of the Monte Carlo simulation when measuring the Financing Warrant and the Consulting Warrant.
A significant decrease in the volatility or a significant decrease in the Company’s stock price, in isolation, would result in a significantly lower fair value measurement. Changes in the values of the derivative liabilities are recorded in Change in Fair Value of Derivative Liabilities within Other Expense (Income) on the Company’s Statements of Operations.
As of December 31, 2013 and 2012, there were no transfers in or out of level 3 from other levels in the fair value hierarchy.
In accordance with the provisions of ASC 815, the Company presented the conversion feature and warrant liabilities at fair value on its balance sheet, with the corresponding changes in fair value recorded in the Company’s statement of operations for the applicable reporting periods.
The fair value of the Company’s common stock was determined by a third party valuation consultant, and was derived from the valuation of the Company using a methodology which back-solved to the fair value of the common stock on May 16, 2013 and December 31, 2013, based upon the Company’s capitalization, existing dilutive securities and the proceeds received from the issuance of the Convertible Notes. For the purposes of this back-solve computation, management assumed that the Convertible Notes would convert at $2.07 per share (the floor level), and that the Financing Warrant would have an exercise price of $2.49 per common share or, 120% of the exercise price of the Convertible Notes.
Management determined that the results of its valuations are reasonable.

Convertible Instruments Policy [Policy Text Block]

Convertible Instruments

The Company accounts for hybrid contracts that feature conversion options in accordance with ASC 815 “Derivatives and Hedging Activities,” (“ASC 815”) and ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”), which require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria includes circumstances in which (i) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (ii) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (iii) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. The Company accounts for convertible instruments which have been determined to be free standing derivative financial instruments (when the Company has determined that the embedded conversion options should be bifurcated from their host instruments) in accordance with ASC 815. Under ASC 815, a portion of the proceeds received upon the issuance of the hybrid contract are allocated to the fair value of the derivative. The derivative is subsequently marked to market at each reporting date based on current fair value, with the changes in fair value reported in results of operations.
Conversion options that contain variable settlement features such as provisions to adjust the conversion price upon subsequent issuances of equity or equity linked securities at exercise prices more favorable than that featured in the hybrid contract generally result in their bifurcation from the host instrument.
The Company accounts for convertible debt instruments, when the Company has determined that the embedded conversion options should not be bifurcated from their host instruments, in accordance with ASC 470-20 “Debt with Conversion and Other Options”. The Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt.

Derivatives, Policy [Policy Text Block]

Common Stock Purchase Warrants and Other Derivative Financial Instruments

The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) provides a choice of net-cash settlement or settlement in the Company’s own shares (physical settlement or net-share settlement) providing that such contracts are indexed to the Company’s own stock as defined in ASC 815-40 “Contracts in Entity’s Own Equity” (“ASC 815-40”). The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). The Company assesses classification of common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities or equity is required.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-10, “Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation.” This ASU removes the definition of a development stage entity from the ASC, thereby removing the financial reporting distinction between development stage entities and other reporting entities from GAAP. In addition, the ASU eliminates the requirements for development stage entities to (1) present inception-to-date information in the statements of operations, cash flows, and stockholders’ equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. This ASU is effective for annual reporting periods beginning after December 15, 2014, and interim periods therein. Early adoption is permitted. The Company has elected to adopt this ASU effective with the Quarterly Report on Form 10-Q filed on August 14, 2014 and its adoption resulted in the removal of previously required development stage disclosures.
The FASB has issued ASU No. 2014-12, Compensation — Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This ASU requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The Company has elected to adopt this ASU effective with this Quarterly Report and its adoption is not expected to have a material effect.
In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers” (Topic 606), which supersedes the revenue recognition requirements in ASC Topic 605, “Revenue Recognition,” and most industry-specific guidance. This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. The amendments in the ASU must be applied using one of two retrospective methods and are effective for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. The Company will evaluate the effects, if any, that adoption of this guidance will have on its financial statements.

Subsequent Events, Policy [Policy Text Block]

Management’s Evaluation of Subsequent Events

The Company evaluates events that have occurred after the balance sheet date of September 30, 2014, through the date which the condensed financial statements are issued. Based upon the review, other than described in Note 10 — Subsequent Events, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Management’s Evaluation of Subsequent Events

The Company evaluates events that have occurred after the balance sheet date of December 31, 2013, through the date which the financial statements were available to be issued. Based upon the review, other than described in Note 12 — Subsequent Event, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.